Salaries and social security (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Salaries And Social Security [Abstract]
Summary of detailed information about salaries and social security

	2023		2022		2021
	Non- current	Current	Non- current	Current	Non- current	Current
Salaries and social security	-	58	-	68	-	49
Bonuses and incentives provision	-	104	-	113	-	67
Vacation provision	-	45	-	77	-	70
Other employee benefits (1)	-	3	1	39	32	43

	-	210	1	297	32	229

(1)	Includes the voluntary retirement plan executed by the Group.